Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED ASSET ALLOCATION FUND
Prospectus Date	rr_ProspectusDate	Jan. 31, 2011
Class A Shares | FEDERATED ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000013386_SupplementTextBlock

Federated Asset Allocation fund

(formerly, Federated Stock and Bond Fund)

Class A Shares (TICKER FSTBX)

SUPPLEMENT TO SUMMARY and statutory PROSPECTUSES DATED
january 31, 2011

The Federated Asset Allocation Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of Managed Portfolio, a portfolio of EquiTrust Series Fund, Inc., in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by Managed Portfolio to its holders of its Class A Shares and Class B Shares, and its holders of its Class I Shares, respectively, ("Acquired Fund Shareholders") in complete liquidation and termination of Managed Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the January 31, 2012 date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to May 31, 2012, with respect to the Class A Shares of the Fund only."

May 16, 2011